Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
At Vesta, cybersecurity risk management is an integral part of our enterprise-wide cybersecurity strategy, policy, standards, architecture and processes. We have developed our cybersecurity risk management program to align with industry best practices and the standards included in the National Institute of Standards and Technology (NIST) security framework. This includes threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitates coordination across different departments of our company. We have partially integrated this framework to include the use of automated tools to minimize the risk of phishing, malware, spam and other threats by filtering electronic communications to detect and quarantine suspicious communications, including those with attachments, hyperlinks, and other suspicious features; flagging these for analysis and review by the cybersecurity team, which uses third-party databases provided by Shield Force for suspicious servers, certificates, IP addresses and others to determine if the flagged communication should be eliminated or further analyzed with specific users.
A thorough analysis and update of our cybersecurity policies was also carried out. This process included a detailed review of existing regulations, the identification of areas for improvement, and incorporation of industry best practices; Upon completion of this review, the updated policies were submitted for approval and authorization by the relevant governing bodies. Finally, the new cybersecurity policies were officially published within the organization and are now in effect, thus ensuring a robust and up-to-date framework for the protection of our digital assets and the mitigation of cyber risks.

We engaged Shield Force, a third-party provider of offensive, defensive, protective and preventive cybersecurity solutions in Mexico, in connection with filtering suspicious emails and antivirus services for performing specific projects on vulnerability testing on our network, systems, hardware and software. We have worked for more than five years with Shield Force and have performed internal testing of their licenses, obtaining evidence of their technical capacity and expertise as a cybersecurity vendor. Shield Force’s analysts are in constant communication with our cybersecurity team, for alerts and incident reporting, and they prepare a monthly summary report for us; additionally, once a year, with the support of Shield Force, we obtain a Vulnerability Testing Report of our internal network to improve our security posture.
We are also in the process of developing a control to evaluate the design and operational effectiveness of Oracle’s internal controls by analyzing its System and Organization Controls report (SOC 1 Type II) which is analyzed by our Cybersecurity Manager to evaluate the organizational structure providing these services. Any deficiency or unexpected item in such report, inconsistent with our day-to-day interactions, is discussed with our R&D director or with the board of directors, when appropriate, to determine any further actions we should take. In addition, our strategy includes a security awareness program, which includes a monthly communication strategy and in 2025 will be reinforced with training and awareness courses for the entire company. These efforts reinforce our information technology risk and security management policies, standards and practices, as well as the expectation that employees comply with these policies. The security awareness program engages personnel through video training on how to identify potential cybersecurity risks and protect our resources and information. Finally, our privacy program requires all employees to take periodic awareness training on data privacy. This privacy-focused training includes information about confidentiality and security, as well as responding to unauthorized access to, or use of, information. Vesta has implemented a robust multi-factor authentication (MFA) protocol across its core applications, notably encompassing the financial reporting sector where it safeguards sensitive data systems.

A significant effort has been invested in designing, developing controls to guarantee compliance with the Sarbanes-Oxley Act (SOX). While some controls have already been implemented, others are still progressing through phases of implementation and maturity. This ongoing process has required close collaboration between various departments to identify and mitigate risks, establish consistent procedures and strengthen practices that ensure the integrity and transparency of our financial reporting. Both the controls already in place and those still being enhanced, are intended not only to meet regulatory requirements but also to reinforce our IT and corporate governance, thereby boosting investor and stakeholder confidence.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
At Vesta, cybersecurity risk management is an integral part of our enterprise-wide cybersecurity strategy, policy, standards, architecture and processes. We have developed our cybersecurity risk management program to align with industry best practices and the standards included in the National Institute of Standards and Technology (NIST) security framework. This includes threats and incidents associated with the use of applications developed and services provided by third-party service providers, and facilitates coordination across different departments of our company. We have partially integrated this framework to include the use of automated tools to minimize the risk of phishing, malware, spam and other threats by filtering electronic communications to detect and quarantine suspicious communications, including those with attachments, hyperlinks, and other suspicious features; flagging these for analysis and review by the cybersecurity team, which uses third-party databases provided by Shield Force for suspicious servers, certificates, IP addresses and others to determine if the flagged communication should be eliminated or further analyzed with specific users.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors has overall oversight responsibility for enterprise risk management, including cybersecurity risk. The board has delegated primary oversight of cybersecurity risk management to a dedicated Cybersecurity Manager, who is responsible for the development, implementation, and ongoing monitoring of our cybersecurity program. Cybersecurity risk oversight is integrated into our enterprise risk management framework.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cybersecurity Manager provides annual or as needed briefings to the board of directors and the audit committee regarding our cybersecurity posture, threat landscape developments, risk assessments, data protection initiatives, and the status of mitigation efforts. These briefings also address significant cybersecurity incidents, if any, and related response and remediation activities. Our reporting mechanisms and governance processes are fully operational and designed to ensure timely escalation of material cybersecurity risks and incidents. We continue to enhance our cybersecurity capabilities and governance practices as part of our ongoing risk management strategy.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cybersecurity Manager provides annual or as needed briefings to the board of directors and the audit committee regarding our cybersecurity posture, threat landscape developments, risk assessments, data protection initiatives, and the status of mitigation efforts. These briefings also address significant cybersecurity incidents, if any, and related response and remediation activities. Our reporting mechanisms and governance processes are fully operational and designed to ensure timely escalation of material cybersecurity risks and incidents. We continue to enhance our cybersecurity capabilities and governance practices as part of our ongoing risk management strategy.
Cybersecurity Risk Role of Management [Text Block]	Our board of directors has overall oversight responsibility for enterprise risk management, including cybersecurity risk. The board has delegated primary oversight of cybersecurity risk management to a dedicated Cybersecurity Manager, who is responsible for the development, implementation, and ongoing monitoring of our cybersecurity program. Cybersecurity risk oversight is integrated into our enterprise risk management framework. The Cybersecurity Manager provides annual or as needed briefings to the board of directors and the audit committee regarding our cybersecurity posture, threat landscape developments, risk assessments, data protection initiatives, and the status of mitigation efforts. These briefings also address significant cybersecurity incidents, if any, and related response and remediation activities. Our reporting mechanisms and governance processes are fully operational and designed to ensure timely escalation of material cybersecurity risks and incidents. We continue to enhance our cybersecurity capabilities and governance practices as part of our ongoing risk management strategy.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our board of directors has overall oversight responsibility for enterprise risk management, including cybersecurity risk. The board has delegated primary oversight of cybersecurity risk management to a dedicated Cybersecurity Manager, who is responsible for the development, implementation, and ongoing monitoring of our cybersecurity program. Cybersecurity risk oversight is integrated into our enterprise risk management framework. The Cybersecurity Manager provides annual or as needed briefings to the board of directors and the audit committee regarding our cybersecurity posture, threat landscape developments, risk assessments, data protection initiatives, and the status of mitigation efforts. These briefings also address significant cybersecurity incidents, if any, and related response and remediation activities. Our reporting mechanisms and governance processes are fully operational and designed to ensure timely escalation of material cybersecurity risks and incidents. We continue to enhance our cybersecurity capabilities and governance practices as part of our ongoing risk management strategy.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	cybersecurity manager has over a decade of experience in executing information security initiatives, including risk assessments, threat mitigation, and implementation of security controls aligned with industry standards. He holds a Master's degree in Digital Risks and Cybersecurity and engages in ongoing professional development. Additionally, he has undertaken advanced training in various cybersecurity and IT domains. His technical expertise and strategic insights support the operations of our technology department.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our board of directors has overall oversight responsibility for enterprise risk management, including cybersecurity risk. The board has delegated primary oversight of cybersecurity risk management to a dedicated Cybersecurity Manager, who is responsible for the development, implementation, and ongoing monitoring of our cybersecurity program. Cybersecurity risk oversight is integrated into our enterprise risk management framework.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true